Restricted Share Units (Details) - USD ($)	9 Months Ended
	Jul. 31, 2024	Jul. 31, 2023
Restricted Share Units [Line Items]
Fair value	$ 629,720	$ 90,598
RSU's [Member]
Restricted Share Units [Line Items]
Restricted shares units, issued	457,981
Consultants, Directors and Officers [Member] | RSU's [Member]
Restricted Share Units [Line Items]
Restricted shares units, issued	476,189